Note 15 - Loans and Export Prepayment	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of borrowings [text block]

15.   Loans and export prepayment

	Current liabilities		Non-current liabilities
	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Loans and export prepayment agreements
US dollar denominated
Export prepayment trade finance	86,489	12,785	-	-
Export prepayment agreements - Sinergy	898	15,495	143,850	132,558
	87,387	28,280	143,850	132,558
Reais denominated
Finame - BDMG	1,219	627	19,274	12,659

Total loans and export prepayment	88,606	28,907	163,124	145,217

Transactions costs	-	-	(2,007)	(3,218)

Total loans and export prepayment + Transactions costs	88,606	28,907	161,117	141,999

The balances of loans and export prepayments are recognized at the amortized cost and are detailed as follows:

As of December 31, 2024, the principal amount of short-term and long-term loans and export prepayments of the Company by maturity year, adjusted for interest and exchange variation, before transaction costs, are as follows:

In CAD$	Reais denominated	US dollar denominated	Total
2025	1,219	87,387	88,606
2026	3,599	143,850	147,449
2027	4,068	-	4,068
2028	4,068	-	4,068
2029	3,997	-	3,997
After 2029	3,542	-	3,542
	20,493	231,237	251,730

The Reais denominated amounts refer to the loans from Banco de Desenvolvimento de Minas Gerais (BDMG) and the US dollar denominated amounts refer to the short-term and long-term export prepayment.

The table below shows the changes in the Company’s loans and export prepayments during the periods:

Description	12/31/2024	12/31/2023
Opening balances	170,906	77,438

Additions	242,644	92,562
Interest expense (1)	28,724	17,272
Payment of interest (2)	(43,643)	(475)
Principal amortization (3)	(166,960)	(13,336)
Foreign Exchange(4)	58,520	(11,617)
Transaction costs additions	(237)	-
Transaction costs amortization	1,020	1,059
Others	1,343
Foreign currency translation adjustment of subsidiary	(42,594)	8,003

Loans and export prepayment agreements	249,723	170,906

(1) Interest expenses incurred as of year ended December 31, 2024 - see note 27.

(2) Interest payments made during the year ended December 31, 2024, totaled $43,643. This amount includes: (i) $8,612 for export prepayment agreements, (ii) $1,015 for financing agreements with BDMG, and (iii) $34,016 for the long-term export prepayment agreements – of which $17,938 related to 2024 interest and $16,078 related to 2023 interest. The total interest payment for the 2024 was $27,565;

(3) Refers to repayment of principal of export prepayment trade finance of $166,496.

(4) The Brazilian real depreciated by 28% against the U.S. dollar in 2024. This variation primarily affects provisions and does not significantly impact cash flow. As an exporting company with U.S. dollar-denominated revenues, the foreign exchange impact is generally offset by an increase in revenues.

Export Prepayment Trade Finance

In October 2023, the Company entered into an export prepayment agreement with financial institutions amounting to $12,720, which was paid in January 2024.

During the year ended December 31, 2024, the Company entered into export prepayment agreements with financial institutions for a total of $233,621. These agreements have maturities ranging from 90 to 360 days and carry interest rates between 7.0% p.a. and 10.5% p.a. Additionally, the Company repaid $166,496 in export prepayment agreements, the maturities which occurred during the year.

Export Prepayment Agreement – Synergy

On December 13, 2022, the Company, through Sigma Brazil, entered into an export prepayment agreement in the amount of US$100 million (equivalent to $135.4 million), with annual interest payments based on the 12-month Bloomberg short-term bank yield index “BSBY” plus 6.95% per annum and maturing on December 13, 2026. On December 13, 2022, Sigma Brazil drew down US$60 million (equivalent to $82 million). The balance of US$40 million (equivalent to $54 million) was disbursed in two subsequent drawdowns of US$20 million each, on February 28, 2023, and on March 16, 2023.

The Company paid at the inception of the agreement $18,249 (Note 10) as collateral, based on an amount equal to twelve months of interest accrual for the first interest period, and an upfront fee of $3,665. Principal repayments of the Loan are due 48 days after the end of the Company’s first and third quarters ending March 31 and September 30, respectively, each year, being the first measurement date, the third quarter ended September 30, 2023. Repayments will be determined based on an amount equivalent to 50% of the Company’s net cash generated from operating activities plus 50% of the net cash generated from investing activities for the prior six-month period ended March 31 and September 30.

The loan contains an embedded prepayment feature, whereby the Company must pay an early prepayment premium of 4% during the first year of the loan, reducing proportionately from 4% to 1% after the first anniversary, finishing at 1% at the end of the fourth year. The fair value of this embedded derivative has been estimated and does not differ significantly from the nominal amount and, accordingly, no adjustments were made, since it is closely related to the primary indexation of the loan.

The loan is guaranteed by the Company's assets, rights, licenses, receivables, contracts (with flexibility to enter/terminate/amend offtake agreements) and a pledge of 100% of Sigma Lithium Holdings Inc’s share interest in Sigma Brazil. The security will rank first in respect to all existing and future indebtedness of the Company, except in relation to permitted indebtedness of up to USD100 million and R$100 million.

In the year ended December 31, 2024, the Company recognized interest expense on this contract in the amount of $17,295 ($16,068 on December 31, 2023).

a)	Banco de Desenvolvimento de Minas Gerais - BDMG

The Company entered into a financing agreement with BDMG. The first tranche of $3,084 was received on January 13, 2023, and $768 on November 14, 2023. This financing entails quarterly interest payments and includes a 24-month grace period for principal amortization. Principal repayment occurs over 60 monthly installments, with the first installment due on December 15, 2024. The financing carries an annual interest rate of SELIC+3.75%.

On October 24, 2023, the Company entered into another financing agreement with BDMG for $9,449, the first tranche of $8,607 was received in December 2023 and second tranche of $789 received in May 2024. Like the previous agreement, this financing involves quarterly interest payments and a 24-month grace period for principal amortization. Principal repayment is scheduled over 60 monthly installments, with the first installment due on December 7, 2025. The interest on this loan is SELIC+3.88% per annum.

Additionally on May 9, 2024, the Company entered into another financing agreement with BDMG for $8,234. Like the previous agreement, this financing involves quarterly interest payments and a 24-month grace period for principal amortization. Principal repayment is scheduled for over 60 monthly installments, with the first installment due on May 30, 2026. The interest of this loan is SELIC+3.93% per annum.

In the year ended December 31, 2024, the Company recognized an interest expense on this contract in the amount of $2,571 ($585 on December 31, 2023).

b)	Banco Nacional de Desenvolvimento Econômico e Social - BNDES

On October 10, 2024, Sigma Lithium signed the final agreement securing a BRL486.8 million development loan from the National Brazilian Bank for Economic and Social Development (“BNDES”) to fund the construction of a second Greentech carbon neutral industrial plant for lithium concentrate at Vale do Jequitinhonha in Brazil. The Company is required to provide a letter of credit (“bank guarantee”) issued by a BNDES registered financial institution in advance of first drawdown. As of December 31, 2024 the Company had not recorded any drawdowns from BNDES.

As of December 31, 2024 the Company is compliant with all debts covenants.

Accounting policy

Borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method. Fees paid for the establishment of loan facilities are recognized as loan transaction costs of the facility amount drawn down.

Borrowings are derecognized from the statement of financial position when the obligation specified in the contract is discharged, cancelled or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any noncash assets transferred or liabilities assumed, is recognized in profit or loss as other income or finance costs.

Borrowings are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

The Company also analyses whether there are embedded derivatives in its sales and purchase contracts, as well as in its loan agreements. Changes in the fair value of any of these derivative instruments are recognized immediately in the statement of loss, unless they are closely related to the primary indexation of the contracts and agreements.